SA JPMorgan Ultra-Short Bond Portfolio Investment Strategy - SA JPMorgan Ultra-Short Bond Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	The Portfolio attempts to achieve its investment goal by investing, under normal circumstances, at least 80% of its net assets in U.S. dollar denominated short-term fixed, variable and floating rate debt. The Portfolio invests primarily in corporate securities, asset-backed securities, mortgage-backed and mortgage-related securities, and high quality money market instruments such as commercial paper and certificates of deposit. The Portfolio may also invest in U.S. Treasury securities (including Separate Trading of Registered Interest and Principal of Securities (STRIPS)), securities issued or guaranteed by the U.S. government or its agencies and instrumentalities, securities issued or guaranteed by foreign governments, repurchase agreements, when-issued securities, delayed delivery securities, forward commitments, zero-coupon securities and privately placed securities. All securities will be U.S. dollar-denominated although they may be issued by a foreign corporation or a U.S. affiliate of a foreign corporation, or a foreign government or its agencies and instrumentalities. Under normal circumstances, the Portfolio maintains a duration of one year or less from the date of settlement, although under certain market conditions such as in periods of significant volatility in interest rates and spreads, the Portfolio’s duration may be longer than one year. Duration is a measure of price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “one” means that a security’s or portfolio’s price would be expected to decrease by approximately 1% with a 1% increase in interest rates (assuming a parallel shift in yield curve). The Portfolio may invest a significant portion of its assets in mortgage-related and mortgage-backed, as well as restricted securities, at the subadviser’s discretion. The asset-backed securities in which the Portfolio may invest include “sub-prime” securities and collateralized loan obligations (CLOs). The Portfolio may invest in securities of any credit quality, but will invest primarily in investment grade securities. The Portfolio may use futures contracts in connection with its principal strategies in certain market conditions in order to hedge various investments, for risk management purposes and/or to seek to increase income or gain to the Portfolio. The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit quality constraints) designed to enable money market funds to maintain a stable share price. The subadviser allocates the Portfolio’s assets among a range of sectors based on strategic positioning and other tactical considerations. In buying and selling investments for the Portfolio, the subadviser looks for market sectors and individual securities that it believes will perform well over time. The subadviser selects individual securities after performing a risk/reward analysis that includes an evaluation of their characteristics including income, interest rate risk, credit risk and the complex legal and technical structure of the transaction. As part of its security selection strategy, the subadviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio may invest. ESG factors assessed may include, but are not limited to, issues related to the quality and function of the natural environment, such as climate change resilience and greenhouse gas emissions; social issues related to the rights, wellbeing and interests of people and communities, such as discrimination prevention and workplace safety; and governance issues relating to the way companies are managed and overseen, such as board diversity and executive compensation. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Fund’s investments in issuers and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers that may be negatively impacted by such factors may be purchased and retained by the Fund while the Fund may divest or not invest in securities of issuers that may be positively impacted by such factors.